Changes in the scope of the consolidated financial statements	12 Months Ended
Dec. 31, 2017
Changes in the scope of the consolidated financial statements [Abstract]
Changes in the scope of the consolidated financial statements
Note 5.- Changes in the scope of the consolidated financial statements

For the year ended December 31, 2017

There is no change in the scope of the consolidated financial statement in the year 2017.

For the year ended December 31, 2016

On January 7, 2016, the Company closed the acquisition of a 13% stake in Solacor 1/2 from JGC, which reduced JGC´s ownership in Solacor 1/2 to 13%. The total purchase price for these assets amounted to $19,923 thousand.

The difference between the amount of Non-Controlling interest representing the 13% interest held by JGC accounted for in the consolidated accounts at the purchase date, and the purchase price has been recorded in equity in these consolidated financial statements, pursuant to IFRS 10, Consolidated Financial Statements.

On August 3, 2016, the Company completed the acquisition of an 80% stake in Seville PV. Total purchase price paid for this asset amounted to $3,214 thousand. The purchase has been accounted for in the consolidated accounts of Atlantica Yield, in accordance with IFRS 3, Business Combinations.